Subsequent Events (Details) - Subsequent Event [Member]	Sep. 30, 2021 USD ($) $ / shares
Subsequent Event [Line Items]
Number of business days prior to the closing date of business combination for domestication merger	1 day
Unit price | $ / shares	$ 10
Equity value of the company | $	$ 3,963,000,000